Fair Value Measurements (Details) - USD ($)	1 Months Ended		10 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Percentage of business combination			20.00%
Warrants price (in Dollars per share)		$ 1.13
Fair value of public warrants	$ 19,100,000	$ 19,700,000	$ 44,800,000
Warrant value		$ 9,200,000
Cash [Member]
Fair Value Measurements (Details) [Line Items]
Assets held in Trust Account			642
US Treasury Securities [Member]
Fair Value Measurements (Details) [Line Items]
Assets held in Trust Account			$ 350,218,694
Level 3 [Member]
Fair Value Measurements (Details) [Line Items]
Percentage of business combination			20.00%
Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Private placement warrants, description	Updating the remaining inputs to the Black-Scholes option pricing model as of September 30, 2020 resulted in the private placement warrants’ fair value of $1.11 per warrant for an aggregate value of $9.0 million.		Updating the remaining inputs to the Black-Scholes option pricing model as of December 31, 2020 resulted in the private placement warrants’ fair value of $2.63 per warrant for an aggregate value of $21.3 million.
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Percentage of business combination			10.00%
Warrants price (in Dollars per share)		$ 1.13
Public Warrants [Member] | Level 3 [Member]
Fair Value Measurements (Details) [Line Items]
Percentage of business combination			10.00%